Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
November 30, 2025
NAT-NPRT3-0126
1.810716.121
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 0.9%
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
3D Energi Ltd (a)(b)	739,658	81,446
Santos Ltd	1,457,275	6,148,485

TOTAL AUSTRALIA		6,229,931
BRAZIL - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
Wheaton Precious Metals Corp (United States)	187,450	20,628,873
CANADA - 33.5%
Energy - 22.3%
Oil, Gas & Consumable Fuels - 22.3%
Athabasca Oil Corp (a)	5,270,266	29,322,207
Imperial Oil Ltd (c)	677,300	67,019,961
International Petroleum Corp (Canada) (a)	110,400	2,073,776
Meren Energy Inc	4,867,300	5,938,493
Rockpoint Gas Storage Inc Class A	375,900	7,529,029
South Bow Corp (United States) (c)	308,120	8,491,787
Suncor Energy Inc (United States)	750,200	33,593,956
		153,969,209
Materials - 11.2%
Metals & Mining - 11.2%
Agnico Eagle Mines Ltd/CA (United States)	152,500	26,600,576
Alamos Gold Inc Class A (United States)	193,600	7,260,000
Altius Minerals Corp	266,600	7,613,872
Barrick Mining Corp (United States)	223,300	9,231,222
Capstone Copper Corp (a)	284,800	2,516,927
Franco-Nevada Corp	50,500	10,609,174
McEwen Inc (a)(c)	108,800	2,024,768
Metalla Royalty & Streaming Ltd (a)	748,100	5,535,940
Teck Resources Ltd Class B (United States)	129,900	5,571,411
		76,963,890
TOTAL CANADA		230,933,099
PORTUGAL - 2.0%
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Galp Energia SGPS SA	683,400	13,770,153
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	110,500	5,001,229
UNITED STATES - 55.3%
Energy - 47.0%
Energy Equipment & Services - 0.8%
SLB Ltd	161,600	5,856,384
Oil, Gas & Consumable Fuels - 46.2%
Chevron Corp	198,600	30,014,418
ConocoPhillips	465,200	41,258,588
Exxon Mobil Corp	1,117,659	129,559,031
Marathon Petroleum Corp	113,600	22,007,728
Murphy Oil Corp	428,271	13,734,651
PBF Energy Inc Class A (c)	116,100	4,003,128
Shell PLC ADR	616,200	45,457,074
Valero Energy Corp	180,600	31,922,856
		317,957,474
TOTAL ENERGY		323,813,858

Materials - 8.3%
Construction Materials - 3.4%
CRH PLC	96,700	11,600,132
Martin Marietta Materials Inc	19,500	12,153,180
		23,753,312
Containers & Packaging - 1.7%
Crown Holdings Inc	39,200	3,795,736
International Paper Co (c)	207,900	8,207,892
		12,003,628
Metals & Mining - 3.2%
Alcoa Corp	109,300	4,562,182
Hecla Mining Co	258,000	4,339,560
Newmont Corp	142,700	12,947,171
		21,848,913
TOTAL MATERIALS		57,605,853

TOTAL UNITED STATES		381,419,711
ZAMBIA - 3.4%
Materials - 3.4%
Metals & Mining - 3.4%
First Quantum Minerals Ltd (a)	1,028,900	23,280,846
TOTAL COMMON STOCKS (Cost $472,291,062)		681,263,842

Money Market Funds - 10.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.02	7,666,420	7,667,953
Fidelity Securities Lending Cash Central Fund (d)(e)	4.02	62,624,860	62,631,123
TOTAL MONEY MARKET FUNDS (Cost $70,299,076)			70,299,076

TOTAL INVESTMENT IN SECURITIES - 108.9% (Cost $542,590,138)	751,562,918
NET OTHER ASSETS (LIABILITIES) - (8.9)%	(61,603,004)
NET ASSETS - 100.0%	689,959,914

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,608,638	108,110,093	103,050,903	102,592	125	-	7,667,953	7,666,420	0.0%
Fidelity Securities Lending Cash Central Fund	19,093,840	361,149,554	317,612,155	97,708	(116)	-	62,631,123	62,624,860	0.2%
Total	21,702,478	469,259,647	420,663,058	200,300	9	-	70,299,076

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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